Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Event
Subsequent Event

22Subsequent Event

On February 11, 2026, the Company issued a warrant (the “Warrant”) to an institutional investor (the “Investor”). Pursuant to the terms of the Warrant, the Investor has the right to purchase up to 9,666,666 common shares (representing approximately 725,000 ADSs) of the Company at an initial exercise price of US$1.035 per common share (translating to US$13.8 per ADS), subject to adjustments.